Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest
Schedule of Noncontrolling Interest

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB

Net income attributable to ZTO Express (Cayman) Inc.	2,053,855	3,159,663	4,383,025
Transfers from (to) noncontrolling interest
Increase in ZTO's paid in capital for capital contribution from noncontrolling interest shareholder	4,000	—	23,740
Increase (decrease) in ZTO's paid in capital for purchase shares of the Group's subsidiaries	11,139	(4,952)	—
Net transfers from (to) noncontrolling interest	15,139	(4,952)	23,740
Change from net income attribute to ZTO and transfers from (to) noncontrolling interest	2,068,994	3,154,711	4,406,765